Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of earnings per share
The following table summarizes the weighted average shares used in calculating net income (loss) per share:

	2023	2022
Weighted average shares – basic	545,644,234	566,710,644
Dilutive impact of share-based compensation	2,684,473	4,357,422
Weighted average shares – diluted	548,328,707	571,068,066